Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2023	Jan. 31, 2022	Jul. 31, 2022	Jul. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	1,722,181	192,356	1,722,181	192,356	214,237	239,117
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total					133,973	141,438
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	49	4,008	49	4,008	2,710	20,125
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	1,242,564	77,554	1,242,564	77,554	77,554	77,554
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	118,979	110,794	118,979	110,794
Convertible Note Related Party [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	360,589		360,589